Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Diversified Corporate Bond ETF
Issuer	Citigroup Inc
Ticker/Sedol	172967NA5
Principal Amount (US$)	$2,750,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$730,000
Amount Purchased (Foreign$)	N/A
Trade Date	6/02/2021
Price (US$)	$100.00
Price-Foreign	N/A
Underwriter	Citigroup Global Markets

Other Syndicate Members:	Barclays Capital Inc.

BMO Capital Markets Corp.

Capital One Securities, Inc.

CastleOak Securities, L.P.

Commonwealth Bank of Australia

DBS Bank Ltd.

Deutsche Bank Securities Inc.

Drexel Hamilton, LLC

Industrial and Commercial Bank of China (Asia) Ltd

Intesa Sanpaolo S.p.A.

Natixis Securities Americas LLC

Nomura Securities International, Inc.

RBC Capital Markets, LLC

Roberts & Ryan Investments, Inc.

Santander Investment Securities Inc.

SG Americas Securities, LLC

SMBC Nikko Securities America, Inc.

Swedbank AB (publ)

TD Securities (USA) LLC

UBS Securities LLC

UniCredit Capital Markets LLC

Westpac Capital Markets LLC

ABN AMRO Securities (USA) LLC

Academy Securities, Inc.

ANZ Securities, Inc.

Bank of China Limited, London Branch

BBVA Securities Inc.

CIBC World Markets Corp.

Commerz Markets LLC

Credit Suisse Securities (USA) LLC

Desjardins Securities Inc.

DZ Financial Markets LLC

Fifth Third Securities, Inc.

Global Oak Capital Markets LLC

Great Pacific Securities

HSBC Securities (USA) Inc.

ING Financial Markets LLC

KeyBanc Capital Markets Inc.

Loop Capital Markets LLC

MFR Securities, Inc.

Mizuho Securities USA LLC

MUFG Securities Americas Inc.

nabSecurities, LLC

National Bank of Canada Financial Inc.

Nordea Bank Abp

PNC Capital Markets LLC

R. Seelaus & Co., LLC

RB International Markets (USA) LLC

Samuel A. Ramirez & Company, Inc.

Scotia Capital (USA) Inc.

Siebert Williams Shank & Co., LLC

Skandinaviska Enskilda Banken AB (publ)

Standard Chartered Bank

U.S. Bancorp Investments, Inc.

Wells Fargo Securities, LLC

Underwriting Spread	0.33%
Currency	USD